Business combinations - Engimplan (Detail) - Engimplan [member] € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Fair value at acquisition date [member]
Assets [Abstract]
Software	€ 214
Customer relations	2,530
Trademarks	556
Other intangible assets	9
Property, plant and equipment	3,106
Right-of-use assets	633
Other non-current financial assets	3
Inventory	2,180
Trade receivables	1,802
Other current assets	391
Cash from capital increase	(5,750)
Cash and cash equivalents	316
Total Assets	17,490
Liabilities [Abstract]
Deferred income	83
Loans and borrowings	1,443
Lease liabilities	633
Trade payables	271
Tax payables	100
Payroll related payables	298
Other liabilities	914
Total Liabilities	3,742
Total identified assets and liabilities	13,748
Goodwill	2,071
Non-controlling interest	(3,422)
Acquisition price	12,397
Cash and cash equivalents acquired	316
Cash from capital increase	5,750
Acquisition price in cash	12,397
Total cash flow	6,331
Carrying value at acquisition date [member]
Assets [Abstract]
Software	214
Customer relations	0
Trademarks	0
Other intangible assets	9
Property, plant and equipment	2,268
Right-of-use assets	633
Other non-current financial assets	3
Inventory	2,084
Trade receivables	1,802
Other current assets	391
Cash from capital increase	(5,750)
Cash and cash equivalents	316
Total Assets	13,470
Liabilities [Abstract]
Deferred income	(83)
Loans and borrowings	(1,443)
Lease liabilities	(633)
Trade payables	(271)
Tax payables	(100)
Payroll related payables	(298)
Other liabilities	(914)
Total Liabilities	3,742
Total identified assets and liabilities	9,728
Goodwill	0
Non-controlling interest	0
Acquisition price	0
Fair value adjustments [member]
Assets [Abstract]
Software	0
Customer relations	2,530
Trademarks	556
Other intangible assets	0
Property, plant and equipment	838
Right-of-use assets	0
Other non-current financial assets	0
Inventory	96
Trade receivables	0
Other current assets	0
Cash from capital increase	0
Cash and cash equivalents	0
Total Assets	4,020
Liabilities [Abstract]
Deferred income	0
Loans and borrowings	0
Lease liabilities	0
Trade payables	0
Tax payables	0
Payroll related payables	0
Other liabilities	0
Total Liabilities	0
Total identified assets and liabilities	4,020
Goodwill	0
Non-controlling interest	0
Acquisition price	€ 0